UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09013

Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 165.7% (1)

Principal Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 3.5%
		ACTS Aero Technical Support & Service, Inc.
375,547		Term Loan, 6.04%, Maturing October 5, 2014	$232,839
		Colt Defense, LLC
490,702		Term Loan, 5.74%, Maturing July 9, 2014	446,539
		DAE Aviation Holdings, Inc.
220,000		Term Loan, 6.55%, Maturing July 31, 2014	204,600
222,606		Term Loan, 7.15%, Maturing July 31, 2014	207,024
		Evergreen International Aviation
944,831		Term Loan, 10.00%, Maturing October 31, 2011	826,727
		Hawker Beechcraft Acquisition
89,281		Term Loan, 5.76%, Maturing March 26, 2014	78,440
1,524,323		Term Loan, 5.76%, Maturing March 26, 2014	1,339,226
		Hexcel Corp.
252,581		Term Loan, 4.94%, Maturing March 1, 2012	245,003
		IAP Worldwide Services, Inc.
474,064		Term Loan, 9.06%, Maturing December 30, 2012	380,042
		Spirit AeroSystems, Inc.
621,331		Term Loan, 4.54%, Maturing December 31, 2011	571,625
		TransDigm, Inc.
1,375,000		Term Loan, 5.21%, Maturing June 23, 2013	1,272,734
		Vought Aircraft Industries, Inc.
1,094,941		Term Loan, 6.21%, Maturing December 17, 2011	994,343
498,825		Term Loan, 7.50%, Maturing December 22, 2011	486,354
		Wesco Aircraft Hardware Corp.
972,500		Term Loan, 5.96%, Maturing September 29, 2013	887,103
			$8,172,599
Air Transport — 1.2%
		Airport Development and Investment, Ltd.
GBP	782,900	Term Loan - Second Lien, 10.05%, Maturing April 7, 2011	$1,123,361
		Delta Air Lines, Inc.
1,139,356		Term Loan - Second Lien, 6.95%, Maturing April 30, 2014	806,664
		Northwest Airlines, Inc.
1,127,000		DIP Loan, 4.75%, Maturing August 21, 2009	974,385
			$2,904,410
Automotive — 5.6%
		Accuride Corp.
862,448		Term Loan, 6.73%, Maturing January 31, 2012	$753,204
		Adesa, Inc.
2,134,733		Term Loan, 6.02%, Maturing October 18, 2013	1,762,489
		Affina Group, Inc.
284,032		Term Loan, 5.80%, Maturing November 30, 2011	266,990
		Allison Transmission, Inc.
1,558,194		Term Loan, 5.38%, Maturing September 30, 2014	1,294,969
		AxleTech International Holding, Inc.
925,000		Term Loan - Second Lien, 9.30%, Maturing April 21, 2013	906,500
		Chrysler Financial
971,354		Term Loan, 6.82%, Maturing August 1, 2014	659,792
		CSA Acquisition Corp.
177,661		Term Loan, 6.31%, Maturing December 23, 2011	153,233
443,903		Term Loan, 6.31%, Maturing December 23, 2011	382,866
		Dayco Products, LLC
949,862		Term Loan, 7.92%, Maturing June 21, 2011	641,157
		Federal-Mogul Corp.
771,114		Term Loan, 4.49%, Maturing December 27, 2014	564,199
596,994		Term Loan, 4.89%, Maturing December 27, 2015	436,801

		Ford Motor Co.
933,375		Term Loan, 5.49%, Maturing December 15, 2013	$617,388
		General Motors Corp.
1,753,331		Term Loan, 5.16%, Maturing November 29, 2013	1,152,815
		Goodyear Tire & Rubber Co.
1,300,000		Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	1,106,300
		HLI Operating Co., Inc.
EUR	21,818	Term Loan, 4.38%, Maturing May 30, 2014	26,969
EUR	373,455	Term Loan, 7.73%, Maturing May 30, 2014	456,378
		Keystone Automotive Operations, Inc.
452,831		Term Loan, 6.58%, Maturing January 12, 2012	296,604
		LKQ Corp.
518,944		Term Loan, 4.74%, Maturing October 12, 2014	458,383
		TriMas Corp.
126,563		Term Loan, 4.88%, Maturing August 2, 2011	113,273
537,469		Term Loan, 5.37%, Maturing August 2, 2013	481,035
		United Components, Inc.
590,152		Term Loan, 4.81%, Maturing June 30, 2010	548,841
			$13,080,186
Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	500,000	Term Loan - Second Lien, 9.52%, Maturing May 31, 2013	$368,721
492,500		Term Loan, 5.99%, Maturing November 24, 2014	345,981
			$714,702
Brokers, Dealers and Investment Houses — 0.4%
		AmeriTrade Holding Corp.
1,025,427		Term Loan, 5.20%, Maturing December 31, 2012	$954,672
			$954,672
Building and Development — 5.9%
		AIMCO Properties, L.P.
2,050,000		Term Loan, 3.98%, Maturing March 23, 2011	$1,870,625
		Beacon Sales Acquisition, Inc.
367,500		Term Loan, 4.91%, Maturing September 30, 2013	310,538
		Brickman Group Holdings, Inc.
788,000		Term Loan, 5.70%, Maturing January 23, 2014	666,254
		Building Materials Corp. of America
736,973		Term Loan, 5.56%, Maturing February 22, 2014	582,209
		Capital Automotive (REIT)
674,441		Term Loan, 4.24%, Maturing December 16, 2010	578,333
		Epco/Fantome, LLC
759,000		Term Loan, 6.33%, Maturing November 23, 2010	713,460
		Hovstone Holdings, LLC
327,500		Term Loan, 7.07%, Maturing February 28, 2009	258,627
		LNR Property Corp.
1,320,000		Term Loan, 6.04%, Maturing July 3, 2011	866,800
		Metroflag BP, LLC
300,000		Term Loan - Second Lien, 14.43%, Maturing January 2, 2009	225,000
		Mueller Water Products, Inc.
1,196,673		Term Loan, 4.91%, Maturing May 24, 2014	1,073,017
		November 2005 Land Investors
152,074		Term Loan, 7.70%, Maturing May 9, 2011	108,733
		Panolam Industries Holdings, Inc.
662,910		Term Loan, 6.51%, Maturing September 30, 2012	566,788
		Re/Max International, Inc.
490,694		Term Loan, 6.29%, Maturing December 17, 2012	392,556
493,929		Term Loan, 10.29%, Maturing December 17, 2012	395,143
		Realogy Corp.
1,750,568		Term Loan, 5.57%, Maturing September 1, 2014	1,307,455
471,307		Term Loan, 6.93%, Maturing September 1, 2014	352,008
		South Edge, LLC
421,875		Term Loan, 7.25%, Maturing October 31, 2009	251,016
		TRU 2005 RE Holding Co.
2,200,000		Term Loan, 5.49%, Maturing December 9, 2008	1,931,600

		United Subcontractors, Inc. (PIK)
452,652		Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (3)	$221,799
		Wintergames Acquisition ULC
1,384,684		Term Loan, 6.96%, Maturing April 24, 2009	1,196,921
			$13,868,882
Business Equipment and Services — 11.4%
		ACCO Brands Corp.
215,250		Term Loan, 4.64%, Maturing August 17, 2012	$192,649
		Activant Solutions, Inc.
842,443		Term Loan, 4.80%, Maturing May 1, 2013	686,591
		Acxiom Corp.
658,000		Term Loan, 4.84%, Maturing September 15, 2012	611,940
		Affiliated Computer Services
1,148,563		Term Loan, 5.10%, Maturing March 20, 2013	1,057,634
437,625		Term Loan, 5.71%, Maturing March 20, 2013	402,980
		Affinion Group, Inc.
1,385,810		Term Loan, 5.35%, Maturing October 17, 2012	1,281,874
		Allied Barton Security Service
500,000		Term Loan, 7.75%, Maturing February 21, 2015	488,750
		Education Management, LLC
2,018,076		Term Loan, 5.56%, Maturing June 1, 2013	1,767,835
		Info USA, Inc.
316,119		Term Loan, 5.77%, Maturing February 14, 2012	302,684
		iPayment, Inc.
481,481		Term Loan, 5.16%, Maturing May 10, 2013	403,240
		ista International GmbH
EUR	563,126	Term Loan, 7.12%, Maturing May 14, 2015	657,844
EUR	111,874	Term Loan, 7.12%, Maturing May 14, 2015	130,691
		Kronos, Inc.
588,214		Term Loan, 6.01%, Maturing June 11, 2014	523,511
		Language Line, Inc.
389,645		Term Loan, 7.02%, Maturing June 11, 2011	368,215
		Mitchell International, Inc.
500,000		Term Loan - Second Lien, 9.06%, Maturing March 28, 2015	470,000
		N.E.W. Holdings I, LLC
1,040,075		Term Loan, 5.30%, Maturing May 22, 2014	904,865
		Protection One, Inc.
1,215,175		Term Loan, 5.95%, Maturing March 31, 2012	1,081,506
		Quantum Corp.
156,250		Term Loan, 7.26%, Maturing July 12, 2014	140,625
		Quintiles Transnational Corp.
900,000		Term Loan - Second Lien, 7.77%, Maturing March 31, 2014	783,000
		Sabre, Inc.
2,642,040		Term Loan, 5.17%, Maturing September 30, 2014	1,796,587
		Serena Software, Inc.
723,768		Term Loan, 4.68%, Maturing March 10, 2013	662,248
		Sitel (Client Logic)
500,864		Term Loan, 5.34%, Maturing January 29, 2014	373,143
EUR	967,676	Term Loan, 7.51%, Maturing January 29, 2014	951,473
		Solera Holdings, LLC
EUR	418,530	Term Loan, 6.95%, Maturing May 15, 2014	511,463
		SunGard Data Systems, Inc.
6,805,965		Term Loan, 4.55%, Maturing February 11, 2013	5,940,327
		TDS Investor Corp.
722,578		Term Loan, 6.01%, Maturing August 23, 2013	582,277
144,986		Term Loan, 6.01%, Maturing August 23, 2013	116,834
EUR	527,114	Term Loan, 7.39%, Maturing August 23, 2013	593,563
		Transaction Network Services, Inc.
310,493		Term Loan, 4.80%, Maturing May 4, 2012	287,206
		Valassis Communications, Inc.
113,425		Term Loan, 5.52%, Maturing March 2, 2014	99,814
575,865		Term Loan, 5.52%, Maturing March 2, 2014	506,761

		WAM Acquisition, S.A.
EUR	153,716	Term Loan, 6.51%, Maturing May 4, 2014	$172,888
EUR	93,087	Term Loan, 6.51%, Maturing May 4, 2014	104,697
EUR	153,716	Term Loan, 7.01%, Maturing May 4, 2015	172,888
EUR	93,087	Term Loan, 7.01%, Maturing May 4, 2015	104,697
		West Corp.
1,793,131		Term Loan, 5.81%, Maturing October 24, 2013	1,394,159
			$26,627,459
Cable and Satellite Television — 11.4%
		Atlantic Broadband Finance, LLC
1,731,610		Term Loan, 6.02%, Maturing February 10, 2011	$1,610,397
		Bragg Communications, Inc.
1,188,000		Term Loan, 5.31%, Maturing August 31, 2014	1,155,330
		Bresnan Broadband Holdings, LLC
1,500,000		Term Loan, 5.02%, Maturing March 29, 2014	1,393,751
650,000		Term Loan - Second Lien, 7.60%, Maturing March 29, 2014	586,625
		Cequel Communications, LLC
875,000		Term Loan - Second Lien, 7.30%, Maturing May 5, 2014	713,854
1,972,928		Term Loan - Second Lien, 8.80%, Maturing May 5, 2014	1,583,275
		Charter Communications Operating, Inc.
6,063,542		Term Loan, 4.80%, Maturing April 28, 2013	4,843,254
		CSC Holdings, Inc.
2,057,449		Term Loan, 4.57%, Maturing March 29, 2013	1,822,311
		CW Media Holdings, Inc.
321,750		Term Loan, 7.01%, Maturing February 15, 2015	299,228
		Foxco Acquistion Sub., LLC
350,000		Term Loan, 7.25%, Maturing July 2, 2015	329,292
		Insight Midwest Holdings, LLC
1,940,625		Term Loan, 4.49%, Maturing April 6, 2014	1,783,434
		Mediacom Broadband Group
820,573		Term Loan, 4.74%, Maturing January 31, 2015	721,591
		Mediacom Illinois, LLC
1,940,438		Term Loan, 4.49%, Maturing January 31, 2015	1,717,287
		NTL Investment Holdings, Ltd.
1,203,647		Term Loan, 4.80%, Maturing March 30, 2012	1,100,134
GBP	294,406	Term Loan, 8.13%, Maturing March 30, 2012	461,465
GBP	149,698	Term Loan, 8.13%, Maturing March 30, 2012	234,643
		Orion Cable GmbH
EUR	270,679	Term Loan, 7.69%, Maturing October 31, 2014	334,449
EUR	270,679	Term Loan, 8.41%, Maturing October 31, 2015	334,449
		ProSiebenSat.1 Media AG
EUR	858,000	Term Loan, 7.41%, Maturing March 2, 2015	741,192
EUR	11,076	Term Loan, 6.85%, Maturing June 26, 2015	10,891
EUR	272,924	Term Loan, 6.85%, Maturing June 26, 2015	268,354
EUR	858,000	Term Loan, 7.66%, Maturing March 2, 2016	741,192
EUR	300,000	Term Loan - Second Lien, 8.87%, Maturing September 2, 2016	92,180
EUR	206,711	Term Loan, 12.12%, Maturing March 2, 2017	60,394
		UPC Broadband Holding B.V.
3,050,000		Term Loan, 4.24%, Maturing December 31, 2014	2,734,325
		YPSO Holding SA
EUR	1,000,000	Term Loan, 7.76%, Maturing July 28, 2015	1,061,292
			$26,734,589
Chemicals and Plastics — 8.9%
		Brenntag Holding GmbH and Co. KG
196,364		Term Loan, 5.07%, Maturing December 23, 2013	$165,927
803,636		Term Loan, 5.07%, Maturing December 23, 2013	679,073
600,000		Term Loan - Second Lien, 7.79%, Maturing December 23, 2015	480,000
		Celanese Holdings, LLC
2,246,563		Term Loan, 4.28%, Maturing April 2, 2014	2,042,125
		Cognis GmbH
EUR	401,639	Term Loan, 6.96%, Maturing September 15, 2013	492,349
EUR	98,361	Term Loan, 6.96%, Maturing September 15, 2013	120,575
		Foamex International, Inc.
1,152,353		Term Loan, 6.03%, Maturing February 12, 2013	757,672

		Georgia Gulf Corp.
351,246		Term Loan, 4.99%, Maturing October 3, 2013	$315,243
		Hercules, Inc.
322,500		Term Loan, 5.20%, Maturing October 8, 2010	308,391
		Hexion Specialty Chemicals, Inc.
493,750		Term Loan, 6.06%, Maturing May 5, 2012	382,039
2,377,091		Term Loan, 5.06%, Maturing May 5, 2013	1,839,274
515,054		Term Loan, 6.06%, Maturing May 5, 2013	398,523
		INEOS Group
1,294,734		Term Loan, 5.95%, Maturing December 14, 2013	1,079,889
1,294,734		Term Loan, 6.45%, Maturing December 14, 2014	1,107,403
		Innophos, Inc.
294,409		Term Loan, 6.76%, Maturing August 10, 2010	291,465
		Invista B.V.
1,385,831		Term Loan, 5.45%, Maturing April 29, 2011	1,236,854
405,782		Term Loan, 5.45%, Maturing April 29, 2011	365,204
		ISP Chemco, Inc.
1,382,500		Term Loan, 4.16%, Maturing June 4, 2014	1,208,823
		Kleopatra
450,000		Term Loan, 5.29%, Maturing January 3, 2016	312,000
EUR	300,000	Term Loan, 7.46%, Maturing January 3, 2016	292,343
		Kranton Polymers, LLC
1,236,212		Term Loan, 5.75%, Maturing May 12, 2013	1,105,380
		Lucite International Group Holdings
325,709		Term Loan, 5.05%, Maturing July 7, 2013	284,452
115,334		Term Loan, 5.05%, Maturing July 7, 2013	99,764
		MacDermid, Inc.
EUR	400,909	Term Loan, 7.39%, Maturing April 12, 2014	501,191
		Millenium Inorganic Chemicals
198,500		Term Loan, 6.01%, Maturing April 30, 2014	159,793
500,000		Term Loan - Second Lien, 9.51%, Maturing October 31, 2014	345,000
		Momentive Performance Material
1,123,503		Term Loan, 6.00%, Maturing December 4, 2013	982,503
		Mosaic Co.
36,691		Term Loan, 5.75%, Maturing December 21, 2012	35,468
		Propex Fabrics, Inc.
419,839		Term Loan, 9.00%, Maturing July 31, 2012	171,085
		Rockwood Specialties Group, Inc.
2,253,275		Term Loan, 4.30%, Maturing December 10, 2012	2,047,664
		Solo Cup Co.
821,089		Term Loan, 6.47%, Maturing February 27, 2011	774,903
		Wellman, Inc.
900,000		Term Loan, 6.74%, Maturing February 10, 2009 (4)	426,600
			$20,808,975
Clothing/Textiles — 1.0%
		Hanesbrands, Inc.
697,321		Term Loan, 4.71%, Maturing September 5, 2013	$637,613
450,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	416,531
		St. John Knits International, Inc.
613,973		Term Loan, 5.80%, Maturing March 23, 2012	570,995
		The William Carter Co.
729,556		Term Loan, 4.78%, Maturing July 14, 2012	685,782
			$2,310,921
Conglomerates — 5.2%
		Amsted Industries, Inc.
919,127		Term Loan, 4.84%, Maturing October 15, 2010	$845,597
		Blount, Inc.
277,369		Term Loan, 4.24%, Maturing August 9, 2010	260,726
		Doncasters (Dunde HoldCo 4 Ltd.)
225,253		Term Loan, 6.20%, Maturing July 13, 2015	206,107
225,253		Term Loan, 6.70%, Maturing July 13, 2015	206,107
EUR	417,379	Term Loan - Second Lien, 9.51%, Maturing January 13, 2016	476,346
		GenTek, Inc.
266,857		Term Loan, 4.80%, Maturing February 25, 2011	244,842

		ISS Holdings A/S
EUR	122,807	Term Loan, 6.96%, Maturing December 31, 2013	$152,922
EUR	877,193	Term Loan, 6.96%, Maturing December 31, 2013	1,092,300
		Jarden Corp.
1,156,993		Term Loan, 5.51%, Maturing January 24, 2012	1,018,154
814,921		Term Loan, 5.51%, Maturing January 24, 2012	717,130
		Johnson Diversey, Inc.
852,759		Term Loan, 4.79%, Maturing December 16, 2011	790,934
		Polymer Group, Inc.
1,253,939		Term Loan, 5.73%, Maturing November 22, 2012	1,065,848
		RBS Global, Inc.
1,177,459		Term Loan, 5.29%, Maturing July 19, 2013	1,071,488
736,875		Term Loan, 5.76%, Maturing July 19, 2013	700,031
		RGIS Holdings, LLC
2,164,274		Term Loan, 5.75%, Maturing April 30, 2014	1,720,598
108,214		Term Loan, 6.26%, Maturing April 30, 2014	86,030
		The Manitowoc Company Inc.
650,000		Term Loan, Maturing August 21, 2014 (2)	622,863
		US Investigations Services, Inc.
1,014,724		Term Loan, 5.95%, Maturing February 21, 2015	885,347
			$12,163,370
Containers and Glass Products — 4.7%
		Berry Plastics Corp.
985,000		Term Loan, 4.80%, Maturing April 3, 2015	$801,051
		Consolidated Container Co.
500,000		Term Loan - Second Lien, 8.66%, Maturing September 28, 2014	240,000
		Crown Americas, Inc.
343,000		Term Loan, 4.42%, Maturing November 15, 2012	315,560
		Graham Packaging Holdings Co.
2,240,875		Term Loan, 5.06%, Maturing October 7, 2011	2,008,850
		Graphic Packaging International, Inc.
2,915,592		Term Loan, 4.79%, Maturing May 16, 2014	2,554,059
492,726		Term Loan, 5.98%, Maturing May 16, 2014	441,483
		JSG Acquisitions
990,000		Term Loan, 4.66%, Maturing December 31, 2013	881,100
990,000		Term Loan, 4.91%, Maturing December 13, 2014	881,100
		Kranson Industries, Inc.
440,393		Term Loan, 5.46%, Maturing July 31, 2013	395,253
		Owens-Brockway Glass Container
837,813		Term Loan, 3.99%, Maturing June 14, 2013	804,300
		Smurfit-Stone Container Corp.
344,374		Term Loan, 4.50%, Maturing November 1, 2011	316,824
423,211		Term Loan, 4.73%, Maturing November 1, 2011	390,059
823,983		Term Loan, 4.74%, Maturing November 1, 2011	758,064
377,453		Term Loan, 5.93%, Maturing November 1, 2011	347,886
			$11,135,589
Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
400,000		Term Loan - Second Lien, 9.96%, Maturing July 31, 2014	$356,000
		Bausch & Lomb, Inc.
60,000		Term Loan, 4.71%, Maturing April 30, 2015 (5)	55,850
238,200		Term Loan, 7.01%, Maturing April 30, 2015	221,724
		KIK Custom Products, Inc.
525,000		Term Loan - Second Lien, 8.21%, Maturing November 30, 2014	227,063
		Prestige Brands, Inc.
657,190		Term Loan, 5.95%, Maturing April 7, 2011	621,045
			$1,481,682
Drugs — 1.6%
		Graceway Pharmaceuticals, LLC
457,455		Term Loan, 6.51%, Maturing May 3, 2012	$370,539
500,000		Term Loan - Second Lien, 10.26%, Maturing May 3, 2013	360,000
150,000		Term Loan, 12.01%, Maturing November 3, 2013	115,500

		Pharmaceutical Holdings Corp.
204,446		Term Loan, 6.68%, Maturing January 30, 2012	$196,268
		Stiefel Laboratories, Inc.
611,611		Term Loan, 5.04%, Maturing December 28, 2013	558,095
799,625		Term Loan, 5.04%, Maturing December 28, 2013	729,658
		Warner Chilcott Corp.
396,020		Term Loan, 5.76%, Maturing January 18, 2012	367,804
1,055,463		Term Loan, 5.76%, Maturing January 18, 2012	980,261
			$3,678,125
Ecological Services and Equipment — 2.0%
		Allied Waste Industries, Inc.
1,148,776		Term Loan, 5.47%, Maturing January 15, 2012	$1,110,211
821,008		Term Loan, 5.64%, Maturing January 15, 2012	793,446
		Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 7.35%, Maturing April 1, 2015	640,872
		IESI Corp.
441,176		Term Loan, 4.56%, Maturing January 20, 2012	410,294
		Kemble Water Structure, Ltd.
GBP	750,000	Term Loan, 10.16%, Maturing October 13, 2013	1,203,989
		Sensus Metering Systems, Inc.
639,663		Term Loan, 4.72%, Maturing December 17, 2010	628,469
			$4,787,281
Electronics/Electrical — 5.0%
		Aspect Software, Inc.
858,000		Term Loan, 6.25%, Maturing July 11, 2011	$763,620
950,000		Term Loan - Second Lien, 9.88%, Maturing July 11, 2013	836,000
		FCI International S.A.S.
114,284		Term Loan, 4.86%, Maturing November 1, 2013	100,856
110,024		Term Loan, 4.86%, Maturing November 1, 2013	97,096
110,024		Term Loan, 4.86%, Maturing November 1, 2013	97,096
114,284		Term Loan, 4.86%, Maturing November 1, 2013	100,856
		Freescale Semiconductor, Inc.
2,284,313		Term Loan, 4.24%, Maturing December 1, 2013	1,861,715
		Infor Enterprise Solutions Holdings
497,481		Term Loan, 6.52%, Maturing July 28, 2012	366,892
1,400,700		Term Loan, 7.52%, Maturing July 28, 2012	1,087,293
730,800		Term Loan, 7.52%, Maturing July 28, 2012	567,284
250,000		Term Loan - Second Lien, 9.26%, Maturing March 2, 2014	109,375
91,667		Term Loan - Second Lien, 10.01%, Maturing March 2, 2014	40,104
158,333		Term Loan - Second Lien, 10.01%, Maturing March 2, 2014	72,042
		Network Solutions, LLC
368,525		Term Loan, 6.24%, Maturing March 7, 2014	291,135
		Open Solutions, Inc.
1,182,211		Term Loan, 5.15%, Maturing January 23, 2014	833,458
		Sensata Technologies Finance Co.
1,855,017		Term Loan, 4.54%, Maturing April 27, 2013	1,562,273
		Spectrum Brands, Inc.
32,388		Term Loan, 4.72%, Maturing March 30, 2013	24,048
639,792		Term Loan, 6.73%, Maturing March 30, 2013	475,046
		SS&C Technologies, Inc.
772,840		Term Loan, 5.77%, Maturing November 23, 2012	728,402
		VeriFone, Inc.
381,563		Term Loan, 5.55%, Maturing October 31, 2013	362,484
		Vertafore, Inc.
985,093		Term Loan, 5.31%, Maturing January 31, 2012	901,361
450,000		Term Loan - Second Lien, 8.81%, Maturing January 31, 2013	390,375
			$11,668,811
Equipment Leasing — 0.8%
		AWAS Capital, Inc.
1,002,834		Term Loan - Second Lien, 9.25%, Maturing March 22, 2013	$706,998
		The Hertz Corp.
1,192,259		Term Loan, 4.17%, Maturing December 21, 2012	1,065,432
216,667		Term Loan, 4.70%, Maturing December 21, 2012	193,619
			$1,966,049

Farming/Agriculture — 0.4%
		Central Garden & Pet Co.
1,096,875		Term Loan, 4.97%, Maturing February 28, 2014	$954,281
			$954,281
Financial Intermediaries — 2.7%
		Citco III, Ltd.
1,476,025		Term Loan, 5.13%, Maturing June 30, 2014	$1,284,142
		Grosvenor Capital Management
1,217,910		Term Loan, 4.65%, Maturing December 5, 2013	1,096,119
		INVESTools, Inc.
256,000		Term Loan, 6.95%, Maturing August 13, 2012	232,960
		Jupiter Asset Management Group
GBP	220,143	Term Loan, 7.95%, Maturing June 30, 2015	328,825
		Lender Processing Services, Inc.
448,875		Term Loan, 6.20%, Maturing July 2, 2014	440,646
		LPL Holdings, Inc.
1,901,579		Term Loan, 5.51%, Maturing December 18, 2014	1,711,421
		Nuveen Investments, Inc.
796,000		Term Loan, 6.73%, Maturing November 2, 2014	685,356
		Oxford Acquisition III, Ltd.
458,319		Term Loan, 4.55%, Maturing May 24, 2014	365,509
		RJO Holdings Corp. (RJ O’Brien)
247,500		Term Loan, 6.71%, Maturing July 31, 2014 (3)	178,200
			$6,323,178
Food Products — 5.3%
		Acosta, Inc.
1,613,316		Term Loan, 5.96%, Maturing July 28, 2013	$1,419,718
		Advantage Sales & Marketing, Inc.
1,180,664		Term Loan, 5.62%, Maturing March 29, 2013	1,007,499
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.66%, Maturing December 31, 2013	180,229
EUR	852,941	Term Loan, 7.01%, Maturing December 31, 2014	1,045,328
		Dean Foods Co.
1,822,250		Term Loan, 5.27%, Maturing April 2, 2014	1,613,602
		Dole Food Company, Inc.
88,372		Term Loan, 4.69%, Maturing April 12, 2013	77,436
161,002		Term Loan, 4.74%, Maturing April 12, 2013	141,078
646,221		Term Loan, 4.79%, Maturing April 12, 2013	566,251
		Michael Foods, Inc.
959,646		Term Loan, 4.87%, Maturing November 21, 2010	911,663
		Pinnacle Foods Finance, LLC
1,999,688		Term Loan, 5.44%, Maturing April 2, 2014	1,671,405
		Provimi Group SA
147,236		Term Loan, 5.95%, Maturing June 28, 2015	130,672
119,643		Term Loan, 5.95%, Maturing June 28, 2015	106,183
EUR	266,692	Term Loan, 7.26%, Maturing June 28, 2015	332,465
EUR	154,749	Term Loan, 7.26%, Maturing June 28, 2015	192,915
EUR	255,938	Term Loan, 7.26%, Maturing June 28, 2015	319,060
EUR	348,873	Term Loan, 7.26%, Maturing June 28, 2015	434,914
EUR	19,346	Term Loan - Second Lien, 9.26%, Maturing June 28, 2015	20,312
225,701		Term Loan - Second Lien, 4.18%, Maturing December 28, 2016 (5)	168,711
EUR	557,956	Term Loan - Second Lien, 4.40%, Maturing December 28, 2016 (5)	585,841
		Reddy Ice Group, Inc.
1,055,000		Term Loan, 4.54%, Maturing August 9, 2012	875,650
		Wrigley Comany
641,786		Term Loan, Maturing October 6, 2014 (2)	630,841
			$12,431,773
Food Service — 2.9%
		AFC Enterprises, Inc.
203,957		Term Loan, 6.06%, Maturing May 23, 2009	$184,582
		Aramark Corp.
123,772		Term Loan, 4.49%, Maturing January 26, 2014	107,648
1,931,613		Term Loan, 5.64%, Maturing January 26, 2014	1,679,967
GBP	492,500	Term Loan, 8.38%, Maturing January 27, 2014	750,567

		Buffets, Inc.
519,588		DIP Loan, 11.25%, Maturing January 22, 2009	$522,186
241,021		Term Loan, 10.95%, Maturing January 22, 2009	90,383
24,013		Term Loan, 10.95%, Maturing January 22, 2009	9,005
74,532		Term Loan, 10.97%, Maturing May 1, 2013	26,086
501,344		Term Loan, 10.95%, Maturing November 1, 2013	175,471
		CBRL Group, Inc.
939,263		Term Loan, 4.30%, Maturing April 27, 2013	824,203
		Denny’s, Inc.
239,141		Term Loan, 5.12%, Maturing March 31, 2012	218,217
64,750		Term Loan, 5.70%, Maturing March 31, 2012	59,084
		JRD Holdings, Inc.
339,063		Term Loan, 5.05%, Maturing June 26, 2014	306,852
		Maine Beverage Co., LLC
302,455		Term Loan, 4.54%, Maturing June 30, 2010	288,845
		NPC International, Inc.
196,503		Term Loan, 4.90%, Maturing May 3, 2013	177,835
		OSI Restaurant Partners, LLC
69,550		Term Loan, 4.66%, Maturing May 9, 2013	47,989
816,383		Term Loan, 6.00%, Maturing May 9, 2014	563,305
		QCE Finance, LLC
491,206		Term Loan, 5.81%, Maturing May 5, 2013	386,088
500,000		Term Loan - Second Lien, 9.51%, Maturing November 5, 2013	373,750
		Sagittarius Restaurants, LLC
179,452		Term Loan, 9.50%, Maturing March 29, 2013	121,130
			$6,913,193
Food/Drug Retailers — 2.9%
		General Nutrition Centers, Inc.
837,991		Term Loan, 5.57%, Maturing September 16, 2013	$702,865
		Iceland Foods Group, Ltd.
GBP	530,294	Term Loan, 10.19%, Maturing May 2, 2016	907,414
		Pantry, Inc. (The)
441,632		Term Loan, 5.46%, Maturing May 15, 2014	393,052
127,139		Term Loan, 5.46%, Maturing May 15, 2014	113,154
		Rite Aid Corp.
2,089,500		Term Loan, 5.01%, Maturing June 1, 2014	1,702,943
550,000		Term Loan, 6.00%, Maturing June 4, 2014	467,500
		Roundy’s Supermarkets, Inc.
2,072,490		Term Loan, 5.52%, Maturing November 3, 2011	1,899,784
		Supervalu, Inc.
716,321		Term Loan, 4.68%, Maturing June 1, 2012	647,503
			$6,834,215
Forest Products — 2.8%
		Appleton Papers, Inc.
715,938		Term Loan, 4.86%, Maturing June 5, 2014	$640,764
		Georgia-Pacific Corp.
4,441,925		Term Loan, 4.69%, Maturing December 20, 2012	3,936,194
		Newpage Corp.
818,813		Term Loan, 7.00%, Maturing December 5, 2014	747,678
		Xerium Technologies, Inc.
1,315,367		Term Loan, 9.26%, Maturing May 18, 2012	1,137,792
			$6,462,428
Healthcare — 16.2%
		Accellent, Inc.
914,150		Term Loan, 5.31%, Maturing November 22, 2012	$777,028
		Alliance Imaging, Inc.
1,085,778		Term Loan, 5.37%, Maturing December 29, 2011	1,020,631
		American Medical Systems
581,361		Term Loan, 6.00%, Maturing July 20, 2012	517,412
		AMN Healthcare, Inc.
155,056		Term Loan, 5.51%, Maturing November 2, 2011	144,978
		AMR HoldCo, Inc.
1,059,901		Term Loan, 4.82%, Maturing February 10, 2012	988,357

		Biomet, Inc.
1,485,000		Term Loan, 6.76%, Maturing December 26, 2014	$1,371,769
EUR	643,500	Term Loan, 8.14%, Maturing December 26, 2014	840,620
		Bright Horizons Family Solutions, Inc.
473,813		Term Loan, 7.50%, Maturing May 15, 2015	451,306
		Cardinal Health 409, Inc.
1,312,169		Term Loan, 6.01%, Maturing April 10, 2014	1,053,015
		Carestream Health, Inc.
1,353,974		Term Loan, 5.20%, Maturing April 30, 2013	1,164,417
500,000		Term Loan - Second Lien, 8.06%, Maturing October 30, 2013	315,834
		Carl Zeiss Vision Holding GmbH
630,000		Term Loan, 6.20%, Maturing March 23, 2015	436,800
		Community Health Systems, Inc.
206,497		Term Loan, 0.00%, Maturing July 25, 2014 (5)	181,717
4,036,256		Term Loan, 5.28%, Maturing July 25, 2014	3,551,905
		Concentra, Inc.
350,000		Term Loan - Second Lien, 9.27%, Maturing June 25, 2015	199,500
		ConMed Corp.
257,667		Term Loan, 5.20%, Maturing April 13, 2013	251,869
		CRC Health Corp.
269,500		Term Loan, 6.01%, Maturing February 6, 2013	222,338
243,775		Term Loan, 6.01%, Maturing February 6, 2013	201,114
		DaVita, Inc.
2,715,474		Term Loan, 4.88%, Maturing October 5, 2012	2,460,219
		DJO Finance, LLC
446,625		Term Loan, 6.74%, Maturing May 15, 2014	422,061
		Fenwal, Inc.
500,000		Term Loan - Second Lien, 8.06%, Maturing August 28, 2014	413,750
		Fresenius Medical Care Holdings
1,369,446		Term Loan, 4.93%, Maturing March 31, 2013	1,285,567
		Hanger Orthopedic Group, Inc.
387,854		Term Loan, 5.71%, Maturing May 30, 2013	364,582
		HCA, Inc.
5,575,998		Term Loan, 6.01%, Maturing November 18, 2013	4,903,394
		Health Management Association, Inc.
2,486,392		Term Loan, 5.51%, Maturing February 28, 2014	2,107,217
		HealthSouth Corp.
1,573,153		Term Loan, 4.99%, Maturing March 10, 2013	1,424,827
		Iasis Healthcare, LLC
155,008		Term Loan, 5.70%, Maturing March 14, 2014	139,249
446,852		Term Loan, 5.70%, Maturing March 14, 2014	401,422
41,335		Term Loan, 5.70%, Maturing March 14, 2014	37,133
		Ikaria Acquisition, Inc.
286,032		Term Loan, 5.05%, Maturing March 28, 2013	273,161
		IM U.S. Holdings, LLC
350,000		Term Loan - Second Lien, 7.68%, Maturing June 26, 2015	318,500
		Invacare Corp.
354,200		Term Loan, 5.25%, Maturing February 12, 2013	325,864
		inVentiv Health, Inc.
465,536		Term Loan, 5.52%, Maturing July 6, 2014	417,818
		Leiner Health Products, Inc.
52,581		Term Loan, 8.75%, Maturing May 27, 2011 (4)	49,952
		LifePoint Hospitals, Inc.
1,107,929		Term Loan, 4.44%, Maturing April 15, 2012	1,013,202
		MultiPlan Merger Corp.
326,556		Term Loan, 6.25%, Maturing April 12, 2013	298,254
700,056		Term Loan, 6.25%, Maturing April 12, 2013	639,384
		Mylan, Inc.
322,563		Term Loan, 7.04%, Maturing October 2, 2014	300,790
		National Mentor Holdings, Inc.
553,656		Term Loan, 5.77%, Maturing June 29, 2013	492,754
33,600		Term Loan, 5.77%, Maturing June 29, 2013	29,904
		National Rental Institutes, Inc.
441,481		Term Loan, 6.06%, Maturing March 31, 2013	379,674

		Nyco Holdings
EUR	492,425	Term Loan, 7.42%, Maturing December 29, 2014	$516,073
EUR	492,425	Term Loan, 8.17%, Maturing December 29, 2015	516,842
		Physiotherapy Associates, Inc.
400,502		Term Loan, 8.50%, Maturing June 27, 2013	310,389
		RadNet Management, Inc.
294,752		Term Loan, 7.06%, Maturing November 15, 2012	272,646
350,000		Term Loan - Second Lien, 11.81%, Maturing November 15, 2013	346,500
		ReAble Therapeutics Finance, LLC
895,627		Term Loan, 5.52%, Maturing November 16, 2013	779,195
		Renal Advantage, Inc.
498		Term Loan, 5.32%, Maturing October 5, 2012	414
		Select Medical Holdings Corp.
1,232,800		Term Loan, 4.87%, Maturing February 24, 2012	1,088,973
		Sunrise Medical Holdings, Inc.
253,986		Term Loan, 6.61%, Maturing May 13, 2010	212,333
		Vanguard Health Holding Co., LLC
1,601,199		Term Loan, 6.01%, Maturing September 23, 2011	1,458,092
		Viant Holdings, Inc.
296,250		Term Loan, 6.02%, Maturing June 25, 2014	248,850
			$37,939,595
Home Furnishings — 2.1%
		Hunter Fan Co.
241,436		Term Loan, 5.31%, Maturing April 16, 2014	$182,888
		Interline Brands, Inc.
524,875		Term Loan, 5.18%, Maturing June 23, 2013	494,695
363,478		Term Loan, 5.18%, Maturing June 23, 2013	342,578
		National Bedding Co., LLC
985,000		Term Loan, 4.62%, Maturing August 31, 2011	763,375
350,000		Term Loan - Second Lien, 7.50%, Maturing August 31, 2012	242,375
		Oreck Corp.
670,673		Term Loan, 5.61%, Maturing February 2, 2012 (3)	342,043
		Sanitec, Ltd. Oy
EUR	490,638	Term Loan, 8.38%, Maturing April 7, 2013	498,175
EUR	490,638	Term Loan, 8.88%, Maturing April 7, 2014	498,667
		Simmons Co.
1,494,584		Term Loan, 5.35%, Maturing December 19, 2011	1,350,730
500,000		Term Loan, 8.35%, Maturing February 15, 2012	218,750
			$4,934,276
Industrial Equipment — 4.0%
		Brand Energy and Infrastructure Services, Inc.
420,750		Term Loan, 6.93%, Maturing February 7, 2014	$391,823
		CEVA Group PLC U.S.
65,789		Term Loan, 6.76%, Maturing November 4, 2013	59,293
552,220		Term Loan, 6.19%, Maturing January 4, 2014	497,689
		EPD Holdings (Goodyear Engineering Products)
281,531		Term Loan, 5.30%, Maturing July 13, 2014	235,079
40,320		Term Loan, 6.21%, Maturing July 13, 2014	33,667
425,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	276,250
		Flowserve Corp.
1,065,494		Term Loan, 5.22%, Maturing August 10, 2012	1,012,220
		FR Brand Acquisition Corp.
492,500		Term Loan, 5.99%, Maturing February 7, 2014	459,462
		Generac Acquisition Corp.
685,340		Term Loan, 5.29%, Maturing November 7, 2013	514,862
500,000		Term Loan - Second Lien, 8.79%, Maturing April 7, 2014	236,250
		Gleason Corp.
306,063		Term Loan, 4.56%, Maturing June 30, 2013	278,518
83,902		Term Loan, 4.56%, Maturing June 30, 2013	76,351
		Itron, Inc.
EUR	242,519	Term Loan, 6.89%, Maturing April 18, 2014	314,253
		Jason, Inc.
291,176		Term Loan, 5.25%, Maturing April 30, 2010	250,412
		John Maneely Co.
1,477,879		Term Loan, 6.04%, Maturing December 8, 2013	1,420,611
		Kinetek Acquisition Corp.
134,659		Term Loan, 6.21%, Maturing July 11, 2014	123,886
359,091		Term Loan, 6.21%, Maturing July 11, 2014	330,364
		Polypore, Inc.
1,604,688		Term Loan, 6.03%, Maturing July 3, 2014	1,492,359

	Sequa Corp.
425,750	Term Loan, 6.95%, Maturing November 30, 2014	$375,192
	TFS Acquisition Corp.
1,102,500	Term Loan, 7.26%, Maturing August 11, 2013	1,036,350
		$9,414,891
Insurance — 2.8%
	Alliant Holdings I, Inc.
519,750	Term Loan, 6.76%, Maturing August 21, 2014	$449,584
	AmWINS Group, Inc.
500,000	Term Loan - Second Lien, 7.99%, Maturing June 8, 2014	350,000
	Applied Systems, Inc.
687,761	Term Loan, 6.13%, Maturing September 26, 2013	653,373
	CCC Information Services Group, Inc.
310,139	Term Loan, 6.02%, Maturing February 10, 2013	299,284
	Conseco, Inc.
1,865,003	Term Loan, 5.71%, Maturing October 10, 2013	1,403,415
	Crawford & Company
654,643	Term Loan, 6.52%, Maturing October 31, 2013	641,550
	Crump Group, Inc.
502,515	Term Loan, 6.71%, Maturing August 4, 2014	427,138
	Getty Images, Inc.
1,325,000	Term Loan, 7.25%, Maturing July 2, 2015	1,283,041
	Hub International Holdings, Inc.
81,601	Term Loan, 6.26%, Maturing June 13, 2014	71,197
363,051	Term Loan, 6.26%, Maturing June 13, 2014	316,762
	U.S.I. Holdings Corp.
938,125	Term Loan, 6.52%, Maturing May 4, 2014	795,061
		$6,690,405
Leisure Goods/Activities/Movies — 9.9%
	24 Hour Fitness Worldwide, Inc.
877,500	Term Loan, 5.68%, Maturing June 8, 2012	$772,200
	AMC Entertainment, Inc.
972,500	Term Loan, 5.18%, Maturing January 26, 2013	853,716
	AMF Bowling Worldwide, Inc.
500,000	Term Loan - Second Lien, 9.07%, Maturing December 8, 2013	387,500
	Bombardier Recreational Products
979,747	Term Loan, 5.29%, Maturing June 28, 2013	839,317
	Carmike Cinemas, Inc.
394,978	Term Loan, 6.47%, Maturing May 19, 2012	356,961
	Cedar Fair, L.P.
2,349,684	Term Loan, 5.70%, Maturing August 30, 2012	2,048,142
	Cinemark, Inc.
1,960,000	Term Loan, 4.62%, Maturing October 5, 2013	1,691,480
	Deluxe Entertainment Services
678,660	Term Loan, 5.61%, Maturing January 28, 2011	576,861
35,433	Term Loan, 6.01%, Maturing January 28, 2011	30,118
65,434	Term Loan, 6.01%, Maturing January 28, 2011	55,619
	Easton-Bell Sports, Inc.
783,684	Term Loan, 4.45%, Maturing March 16, 2012	693,560
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
625	DIP Loan, 18.72% Maturing October 31, 2008	625
	Mega Blocks, Inc.
824,500	Term Loan, 8.75%, Maturing July 26, 2012	676,090
	Metro-Goldwyn-Mayer Holdings, Inc.
4,272,882	Term Loan, 7.01%, Maturing April 8, 2012	3,050,838
	National CineMedia, LLC
1,900,000	Term Loan, 4.57%, Maturing February 13, 2015	1,623,822
	Regal Cinemas Corp.
2,156,000	Term Loan, 5.26%, Maturing November 10, 2010	1,886,500
	Revolution Studios Distribution Co., LLC
584,876	Term Loan, 7.46%, Maturing December 21, 2014	532,237
450,000	Term Loan, 10.71%, Maturing June 21, 2015	380,250

	Six Flags Theme Parks, Inc.
1,678,750	Term Loan, 5.32%, Maturing April 30, 2015	$1,361,466
	Southwest Sports Group, LLC
600,000	Term Loan, 6.31%, Maturing December 22, 2010	510,000
	Universal City Development Partners, Ltd.
934,709	Term Loan, 5.92%, Maturing June 9, 2011	901,994
	WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (5)	409,500
3,481,814	Term Loan, 5.07%, Maturing February 28, 2011	3,155,394
	Zuffa, LLC
496,231	Term Loan, 5.25%, Maturing June 20, 2016	401,947
		$23,196,137
Lodging and Casinos — 5.6%
	Ameristar Casinos, Inc.
583,500	Term Loan, 5.77%, Maturing November 10, 2012	$513,480
	Green Valley Ranch Gaming, LLC
260,875	Term Loan, 5.71%, Maturing February 16, 2014	184,786
	Harrah’s Operating Co.
1,990,000	Term Loan, 5.80%, Maturing January 28, 2015	1,610,905
1,990,000	Term Loan, 5.80%, Maturing January 28, 2015	1,613,144
	Herbst Gaming, Inc.
462,565	Term Loan, 10.50%, Maturing December 2, 2011	289,103
532,378	Term Loan, 10.50%, Maturing December 2, 2011	332,736
	Isle of Capri Casinos, Inc.
697,058	Term Loan, 5.51%, Maturing November 30, 2013	564,617
210,177	Term Loan, 5.51%, Maturing November 30, 2013	170,243
278,824	Term Loan, 5.51%, Maturing November 30, 2013	225,847
	LodgeNet Entertainment Corp.
926,596	Term Loan, 5.77%, Maturing April 4, 2014	796,872
	New World Gaming Partners, Ltd.
537,604	Term Loan, 5.28%, Maturing June 30, 2014	388,867
108,333	Term Loan, 5.28%, Maturing June 30, 2014	78,361
	Penn National Gaming, Inc.
3,409,550	Term Loan, 4.48%, Maturing October 3, 2012	3,082,233
	Venetian Casino Resort/Las Vegas Sands, Inc.
458,850	Term Loan, 5.52%, Maturing May 14, 2014	349,300
1,817,000	Term Loan, 5.52%, Maturing May 23, 2014	1,383,191
	VML US Finance, LLC
241,667	Term Loan, 6.02%, Maturing May 25, 2012	212,516
483,333	Term Loan, 6.02%, Maturing May 25, 2013	425,031
	Wimar OpCo, LLC
1,342,641	Term Loan, 8.25%, Maturing January 3, 2012	915,010
		$13,136,242
Nonferrous Metals/Minerals — 1.6%
	Alpha Natural Resources, LLC
442,937	Term Loan, 5.56%, Maturing October 26, 2012	$420,791
	Euramax International, Inc.
312,595	Term Loan, 8.00%, Maturing June 28, 2012	231,320
334,211	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	208,882
165,789	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	103,618
	Murray Energy Corp.
723,750	Term Loan, 6.94%, Maturing January 28, 2010	705,656
	Noranda Aluminum Acquisition
196,725	Term Loan, 4.81%, Maturing May 18, 2014	173,118
	Novelis, Inc.
331,738	Term Loan, 5.77%, Maturing June 28, 2014	291,266
729,824	Term Loan, 5.77%, Maturing June 28, 2014	640,786
	Oxbow Carbon and Mineral Holdings
99,412	Term Loan, 5.76%, Maturing May 8, 2014	89,223
1,110,442	Term Loan, 5.76%, Maturing May 8, 2014	996,622
		$3,861,282

Oil and Gas — 2.1%
		Atlas Pipeline Partners, L.P.
825,000		Term Loan, 6.21%, Maturing July 20, 2014	$756,938
		Big West Oil, LLC
175,000		Term Loan, 4.68%, Maturing May 1, 2014	147,875
220,000		Term Loan, 5.07%, Maturing May 1, 2014	185,900
		Dresser, Inc.
485,288		Term Loan, 5.10%, Maturing May 4, 2014	443,230
700,000		Term Loan - Second Lien, 8.56%, Maturing May 4, 2015	656,250
		Enterprise GP Holdings, L.P.
600,000		Term Loan, 4.92%, Maturing October 31, 2014	561,000
		Hercules Offshore, Inc.
371,250		Term Loan, 4.55%, Maturing July 6, 2013	354,544
		Targa Resources, Inc.
395,714		Term Loan, 5.76%, Maturing October 31, 2012	358,121
855,738		Term Loan, 5.97%, Maturing October 31, 2012	774,442
		Volnay Acquisition Co.
706,000		Term Loan, 5.30%, Maturing January 12, 2014	653,050
			$4,891,350
Publishing — 10.6%
		American Media Operations, Inc.
1,953,871		Term Loan, 5.99%, Maturing January 31, 2013	$1,646,136
		Aster Zweite Beteiligungs GmbH
500,000		Term Loan, 6.13%, Maturing September 27, 2013	392,500
EUR	236,166	Term Loan, 7.54%, Maturing September 27, 2013	265,385
		CanWest MediaWorks, Ltd.
419,687		Term Loan, 4.81%, Maturing July 10, 2014	366,177
		Dex Media West, LLC
905,000		Term Loan, 7.41%, Maturing October 24, 2014	789,289
		European Directories, S.A.
EUR	500,000	Term Loan, 9.01%, Maturing September 4, 2014	677,744
		GateHouse Media Operating, Inc.
325,000		Term Loan, 4.80%, Maturing August 28, 2014	157,625
725,000		Term Loan, 4.81%, Maturing August 28, 2014	351,625
350,000		Term Loan, 5.07%, Maturing August 28, 2014	192,500
		Idearc, Inc.
5,912,399		Term Loan, 5.77%, Maturing November 17, 2014	3,494,228
		Laureate Education, Inc.
248,183		Term Loan, 6.44%, Maturing August 17, 2014	217,780
1,658,481		Term Loan, 6.44%, Maturing August 17, 2014	1,455,317
		Local Insight Regatta Holdings, Inc.
847,875		Term Loan, 7.77%, Maturing April 23, 2015	739,065
		MediaNews Group, Inc.
379,509		Term Loan, 7.45%, Maturing August 2, 2013	298,863
		Mediannuaire Holding
EUR	500,000	Term Loan - Second Lien, 8.76%, Maturing April 10, 2016	490,750
		Merrill Communications, LLC
674,128		Term Loan, 5.98%, Maturing February 9, 2009	460,092
		Nebraska Book Co., Inc.
459,753		Term Loan, 6.38%, Maturing March 4, 2011	432,167
		Nelson Education, Ltd.
247,500		Term Loan, 6.26%, Maturing July 5, 2014	217,181
		Nielsen Finance, LLC
3,650,527		Term Loan, 4.80%, Maturing August 9, 2013	3,168,658
		Philadelphia Newspapers, LLC
376,677		Term Loan, 7.75%, Maturing June 29, 2013	180,805
		R.H. Donnelley Corp.
222,792		Term Loan, 6.83%, Maturing June 30, 2010	196,503
		Reader’s Digest Association, Inc. (The)
1,748,375		Term Loan, 4.71%, Maturing March 2, 2014	1,258,830
		SGS International, Inc.
362,041		Term Loan, 6.27%, Maturing December 30, 2011	336,698

		Source Media, Inc.
552,950		Term Loan, 8.77%, Maturing November 8, 2011	$442,360
		TL Acquisitions, Inc.
1,014,750		Term Loan, 6.20%, Maturing July 5, 2014	834,632
		Trader Media Corp.
GBP	1,337,188	Term Loan, 7.93%, Maturing March 23, 2015	1,827,328
		Tribune Co.
790,468		Term Loan, 5.54%, Maturing May 17, 2009	731,182
497,487		Term Loan, 5.79%, Maturing May 17, 2014	222,626
1,082,519		Term Loan, 5.79%, Maturing May 17, 2014	576,441
		Xsys, Inc.
600,139		Term Loan, 6.13%, Maturing September 27, 2013	471,109
EUR	263,834	Term Loan, 7.54%, Maturing September 27, 2013	296,475
EUR	618,087	Term Loan, 6.13%, Maturing September 27, 2014	485,198
		Yell Group, PLC
1,400,000		Term Loan, 5.70%, Maturing February 10, 2013	1,208,666
			$24,881,935
Radio and Television — 6.8%
		Block Communications, Inc.
437,625		Term Loan, 5.70%, Maturing December 22, 2011	$400,427
		CMP KC, LLC
483,094		Term Loan, 6.62%, Maturing May 5, 2013	364,253
		CMP Susquehanna Corp.
706,339		Term Loan, 5.33%, Maturing May 5, 2013	505,033
		Discovery Communications, Inc.
1,283,750		Term Loan, 5.76%, Maturing April 30, 2014	1,199,504
		Emmis Operating Co.
431,706		Term Loan, 5.69%, Maturing November 2, 2013	351,121
		Entravision Communications Corp.
681,500		Term Loan, 4.29%, Maturing September 29, 2013	586,090
		Gray Television, Inc.
622,161		Term Loan, 4.29%, Maturing January 19, 2015	485,285
		HIT Entertainment, Inc.
585,627		Term Loan, 4.80%, Maturing March 20, 2012	486,070
		NEP II, Inc.
320,122		Term Loan, 6.01%, Maturing February 16, 2014	283,308
		Nexstar Broadcasting, Inc.
950,847		Term Loan, 5.51%, Maturing October 1, 2012	831,991
899,802		Term Loan, 5.51%, Maturing October 1, 2012	787,327
		NextMedia Operating, Inc.
56,591		Term Loan, 6.75%, Maturing November 15, 2012	47,820
127,332		Term Loan, 7.43%, Maturing November 15, 2012	107,595
		PanAmSat Corp.
434,025		Term Loan, 5.29%, Maturing January 3, 2014	395,776
433,894		Term Loan, 5.29%, Maturing January 3, 2014	395,657
433,894		Term Loan, 5.29%, Maturing January 3, 2014	395,657
		Paxson Communications Corp.
1,350,000		Term Loan, 6.04%, Maturing January 15, 2012	1,032,750
		Raycom TV Broadcasting, LLC
775,000		Term Loan, 5.25%, Maturing June 25, 2014	716,875
		SFX Entertainment
572,474		Term Loan, 7.02%, Maturing June 21, 2013	549,575
		Sirius Satellite Radio, Inc.
247,500		Term Loan, 5.44%, Maturing December 19, 2012	216,563
		Spanish Broadcasting System, Inc.
972,292		Term Loan, 5.52%, Maturing June 10, 2012	583,375
		Tyrol Acquisition 2 SAS
EUR	425,000	Term Loan, 7.01%, Maturing January 19, 2015	472,606
EUR	425,000	Term Loan, 7.40%, Maturing January 19, 2016	472,606
		Univision Communications, Inc.
1,578,700		Term Loan - Second Lien, 6.50%, Maturing March 29, 2009	1,452,404
3,800,000		Term Loan, 5.12%, Maturing September 29, 2014	2,464,300
		Young Broadcasting, Inc.
862,287		Term Loan, 5.32%, Maturing November 3, 2012	670,428
			$16,254,396

Rail Industries — 0.7%
	Kansas City Southern Railway Co.
999,457	Term Loan, 5.23%, Maturing April 26, 2013	$929,495
	Rail America, Inc.
50,160	Term Loan, 6.79%, Maturing August 14, 2009	48,655
774,840	Term Loan, 6.79%, Maturing August 13, 2010	751,595
		$1,729,745
Retailers (Except Food and Drug) — 3.9%
	American Achievement Corp.
170,005	Term Loan, 5.07%, Maturing March 25, 2011	$168,305
	Amscan Holdings, Inc.
295,500	Term Loan, 5.29%, Maturing May 25, 2013	261,518
	Claire’s Stores, Inc.
246,875	Term Loan, 5.85%, Maturing May 24, 2014	150,439
	Cumberland Farms, Inc.
829,060	Term Loan, 5.28%, Maturing September 29, 2013	766,881
	Harbor Freight Tools USA, Inc.
997,159	Term Loan, 5.96%, Maturing July 15, 2010	861,296
	Josten’s Corp.
880,379	Term Loan, 5.17%, Maturing October 4, 2011	847,732
	Mapco Express, Inc.
260,072	Term Loan, 5.50%, Maturing April 28, 2011	195,470
	Neiman Marcus Group, Inc.
431,962	Term Loan, 4.57%, Maturing April 5, 2013	375,687
	Orbitz Worldwide, Inc.
1,618,675	Term Loan, 6.58%, Maturing July 25, 2014	1,170,841
	Oriental Trading Co., Inc.
700,000	Term Loan - Second Lien, 9.71%, Maturing January 31, 2013	376,250
857,799	Term Loan, 5.40%, Maturing July 31, 2013	583,303
	Rent-A-Center, Inc.
477,073	Term Loan, 4.59%, Maturing November 15, 2012	438,908
	Rover Acquisition Corp.
1,129,875	Term Loan, 5.65%, Maturing October 26, 2013	1,003,894
	Savers, Inc.
179,543	Term Loan, 5.55%, Maturing August 11, 2012	163,384
196,411	Term Loan, 5.55%, Maturing August 11, 2012	178,734
	The Yankee Candle Company, Inc.
1,830,942	Term Loan, 5.76%, Maturing February 6, 2014	1,515,105
		$9,057,747
Steel — 0.3%
	Algoma Acquisition Corp.
176,705	Term Loan, 5.69%, Maturing June 20, 2013	$169,637
	Niagara Corp.
543,125	Term Loan, 8.78%, Maturing June 29, 2014	461,656
		$631,293
Surface Transport — 0.8%
	Gainey Corp.
398,217	Term Loan, 7.00%, Maturing April 20, 2012 (4)	$124,443
	Oshkosh Truck Corp.
912,250	Term Loan, 4.32%, Maturing December 6, 2013	790,726
	Ozburn-Hessey Holding Co., LLC
290,799	Term Loan, 6.57%, Maturing August 9, 2012	260,265
	Swift Transportation Co., Inc.
1,002,326	Term Loan, 6.06%, Maturing May 10, 2014	654,017
		$1,829,451
Telecommunications — 7.2%
	Alaska Communications Systems Holdings, Inc.
527,509	Term Loan, 5.51%, Maturing February 1, 2012	$481,022
	Alltell Communication
1,989,950	Term Loan, 5.32%, Maturing May 16, 2014	1,922,479
1,588,975	Term Loan, 5.00%, Maturing May 16, 2015	1,546,271

		Asurion Corp.
775,000		Term Loan, 5.74%, Maturing July 13, 2012	$678,609
500,000		Term Loan - Second Lien, 8.99%, Maturing January 13, 2013	435,000
		Centennial Cellular Operating Co., LLC
1,833,333		Term Loan, 5.75%, Maturing February 9, 2011	1,734,333
		CommScope, Inc.
1,610,843		Term Loan, 6.19%, Maturing November 19, 2014	1,506,138
		FairPoint Communications, Inc.
3,236,637		Term Loan, 5.75%, Maturing March 31, 2015	2,686,409
		Intelsat Subsidiary Holding Co.
515,813		Term Loan, 5.29%, Maturing July 3, 2013	471,001
		IPC Systems, Inc.
493,750		Term Loan, 6.01%, Maturing May 31, 2014	314,766
		Macquarie UK Broadcast Ventures, Ltd.
GBP	413,974	Term Loan, 8.09%, Maturing December 26, 2014	633,354
		NTelos, Inc.
1,096,072		Term Loan, 5.96%, Maturing August 24, 2011	1,025,512
		Palm, Inc.
420,750		Term Loan, 7.27%, Maturing April 24, 2014	258,761
		Stratos Global Corp.
540,500		Term Loan, 6.26%, Maturing February 13, 2012	501,989
		Telesat Canada, Inc.
777,177		Term Loan, 5.85%, Maturing October 22, 2014	698,682
66,749		Term Loan, 6.59%, Maturing October 22, 2014	60,007
		Trilogy International Partners
475,000		Term Loan, 7.26%, Maturing June 29, 2012	375,250
		Windstream Corp.
1,638,839		Term Loan, 4.29%, Maturing July 17, 2013	1,506,367
			$16,835,950
Utilities — 4.6%
		AEI Finance Holding, LLC
145,028		Revolving Loan, 6.36%, Maturing March 30, 2012	$133,425
1,045,856		Term Loan, 6.76%, Maturing March 30, 2014	962,188
		Astoria Generating Co.
625,000		Term Loan - Second Lien, 6.96%, Maturing August 23, 2013	566,667
		BRSP, LLC
928,804		Term Loan, 5.86%, Maturing July 13, 2009	774,715
		Calpine Corp.
443,275		DIP Loan, 6.65%, Maturing March 30, 2009	378,631
		Covanta Energy Corp.
610,548		Term Loan, 4.63%, Maturing February 9, 2014	550,002
305,155		Term Loan, 5.55%, Maturing February 9, 2014	274,893
		Mirant North America, LLC
743,108		Term Loan, 5.45%, Maturing January 3, 2013	676,228
		NRG Energy, Inc.
1,120,185		Term Loan, 5.26%, Maturing June 1, 2014	989,808
2,279,913		Term Loan, 5.26%, Maturing June 1, 2014	2,014,556
		Pike Electric, Inc.
89,534		Term Loan, 4.00%, Maturing July 1, 2012	87,072
152,897		Term Loan, 4.56%, Maturing December 10, 2012	148,692
		TXU Texas Competitive Electric Holdings Co., LLC
1,440,475		Term Loan, 6.23%, Maturing October 10, 2014	1,222,603
2,435,450		Term Loan, 6.28%, Maturing October 10, 2014	2,063,608
			$10,843,088
Total Senior Floating-Rate Interests (identified cost $458,631,346)			$389,105,153

Corporate Bonds & Notes — 12.6%

	Principal Amount (000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
		Alion Science and Technologies Corp.
	$75	10.25%, 2/1/15	$47,625
		Bombardier, Inc.
	70	8.00%, 11/15/14 (6)	69,650
		DRS Technologies, Inc., Sr. Sub. Notes
	40	7.625%, 2/1/18	42,000
		Hawker Beechcraft Acquisition
	90	9.75%, 4/1/17	81,000
		Vought Aircraft Industries, Inc., Sr. Notes
	45	8.00%, 7/15/11	39,375
			$279,650
Air Transport — 0.0%
		Continental Airlines
	$81	7.033%, 6/15/11	$66,125
			$66,125
Automotive — 0.2%
		Allison Transmission, Inc.
	$155	11.00%, 11/1/15 (6)	$135,625
		Altra Industrial Motion, Inc.
	180	9.00%, 12/1/11	186,300
		American Axle & Manufacturing, Inc.
	75	7.875%, 3/1/17	40,125
		Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	45,925
		General Motors Corp., Sr. Notes
	50	7.20%, 1/15/11	29,500
		Tenneco, Inc., Sr. Notes
	35	8.125%, 11/15/15	30,100
		United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	54,275
			$521,850
Broadcast Radio and Television — 0.0%
		Warner Music Group, Sr. Sub. Notes
	$45	7.375%, 4/15/14	$33,637
		XM Satellite Radio Holdings, Inc., Sr. Notes
	110	13.00%, 8/1/13 (6)	65,450
			$99,087
Brokers/Dealers/Investment Houses — 0.0%
		Nuveen Investments, Inc., Sr. Notes
	$60	10.50%, 11/15/15 (6)	$46,500
			$46,500
Building and Development — 0.8%
		Grohe Holding of GmbH, Variable Rate,
EUR	1,000	7.838%, 1/15/14	$1,130,743
		Hovstone Holdings, LLC
	130	6.75%, 6/1/16	106,925
		Interface, Inc., Sr. Sub. Notes
	20	9.50%, 2/1/14	20,300
		Interline Brands, Inc., Sr. Sub. Notes
	60	8.125%, 6/15/14	59,700
		Nortek, Inc., Sr. Notes
	145	10.00%, 12/1/13 (6)	128,325
		Panolam Industries International, Sr. Sub. Notes
	220	10.75%, 10/1/13	133,100
		Ply Gem Industries, Inc., Sr. Notes
	125	11.75%, 6/15/13 (6)	108,125
		Texas Industries Inc.
	75	7.25%, 7/15/13 (6)	65,625
			$1,752,843

Business Equipment and Services — 0.7%
	Affinion Group, Inc.
$55	10.125%, 10/15/13	$51,975
110	11.50%, 10/15/15	102,850
	Ceridian Corp., Sr. Notes
140	11.25%, 11/15/15 (6)	115,850
	Education Management, LLC, Sr. Notes
225	8.75%, 6/1/14	189,000
	Education Management, LLC, Sr. Sub Notes
310	10.25%, 6/1/16	249,550
	First Data Corp.
105	9.875%, 9/24/15 (6)	82,556
	MediMedia USA, Inc., Sr. Sub. Notes
90	11.375%, 11/15/14 (6)	88,650
	Muzak, LLC/Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	17,100
	Neff Corp., Sr. Notes
20	10.00%, 6/1/15	6,100
	Rental Service Corp.
235	9.50%, 12/1/14	179,187
	SunGard Data Systems, Inc., Sr. Notes (6)
300	10.625%, 5/15/15	283,500
	Travelport, LLC
205	9.875%, 9/1/14	168,100
16	11.875%, 9/1/16	11,560
	West Corp.
200	9.50%, 10/15/14	154,000
		$1,699,978
Cable and Satellite Television — 0.3%
	Cablevision Systems Corp., Sr. Notes, Series B
$75	8.00%, 4/15/12	$70,875
	CCH I Holdings, LLC, Sr. Notes
25	11.00%, 10/1/15	16,375
	CCH II Holdings, LLC, Sr. Notes
35	10.25%, 10/1/13	29,575
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13	345,625
	Charter Communications, Inc., Sr. Notes
100	10.875%, 9/15/14 (6)	97,500
	Kabel Deutschland GmbH
135	10.625%, 7/1/14	132,975
	Mediacom Broadband Group Corp., LLC, Sr. Notes
65	8.50%, 10/15/15	53,950
	National Cable PLC
20	8.75%, 4/15/14	16,900
		$763,775
Chemicals and Plastics — 0.4%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$500	7.541%, 2/15/15	$447,500
	INEOS Group Holdings PLC, Sr. Sub. Notes
180	8.50%, 2/15/16 (6)	98,100
	Nova Chemicals Corp., Sr. Notes, Variable Rate
105	5.953%, 11/15/13	87,675
	Reichhold Industries, Inc., Sr. Notes
240	9.00%, 8/15/14 (6)	231,600
	Solo Cup Co.
15	8.50%, 2/15/14	12,075
		$876,950
Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
$260	9.75%, 1/15/15	$218,400
40	8.875%, 4/1/16	32,200
	Oxford Industries, Inc., Sr. Notes
420	8.875%, 6/1/11	381,675

	Perry Ellis International, Inc., Sr. Sub. Notes
$255	8.875%, 9/15/13	$225,675
	Phillips Van Heusen, Sr. Notes
85	8.125%, 5/1/13	85,212
		$943,162
Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
$95	9.50%, 8/1/14	$89,775
90	11.75%, 8/1/16	85,500
		$175,275
Containers and Glass Products — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$175	8.50%, 8/1/14	$148,312
	Pliant Corp. (PIK)
246	11.625%, 6/15/09	204,359
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
215	8.00%, 3/15/17	168,775
	Stone Container Corp., Sr. Notes
40	8.375%, 7/1/12	33,800
		$555,246
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
$245	9.50%, 4/15/14	$241,325
		$241,325
Electronic/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
$125	7.75%, 11/1/12	$96,562
	Avago Technologies Finance
95	10.125%, 12/1/13	96,425
115	11.875%, 12/1/15	119,025
	NXP BV/NXP Funding, LLC
55	7.875%, 10/15/14	37,125
	NXP BV/NXP Funding, LLC, Variable Rate
425	5.541%, 10/15/13	282,094
		$631,231
Energy — 0.1%
	Quicksilver Resources, Inc.
$10	8.25%, 8/1/15	9,200
155	7.125%, 4/1/16	127,100
		$136,300
Entertainment — 0.0%
	Royal Caribbean Cruises, Sr. Notes
$50	7.00%, 6/15/13	$43,250
20	6.875%, 12/1/13	16,800
10	7.25%, 6/15/16	8,350
20	7.25%, 3/15/18	16,100
		$84,500
Equipment Leasing — 0.1%
	Hertz Corp.
$10	8.875%, 1/1/14	$8,675
190	10.50%, 1/1/16	159,600
		$168,275
Financial Intermediaries — 0.3%
	E*Trade Financial Corp.
$30	7.875%, 12/1/15	$24,150
	Ford Motor Credit Co.
185	7.375%, 10/28/09	148,768
	Ford Motor Credit Co., Sr. Notes
75	5.70%, 1/15/10	57,453
225	7.875%, 6/15/10	171,810
10	9.875%, 8/10/11	6,903
250	12.00%, 5/15/15	190,972
	General Motors Acceptance Corp., Variable Rate
60	4.054%, 5/15/09	43,418
		$643,474

Food Products — 0.2%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$290	11.50%, (0.00% until November 2008), 11/1/11	$259,550
	Dole Foods Co., Sr. Notes
290	8.625%, 5/1/09	278,400
		$537,950
Food Service — 0.2%
	Aramark Services, Inc.
$60	8.50%, 2/1/15	$56,700
	El Pollo Loco, Inc.
195	11.75%, 11/15/13	187,200
	NPC International, Inc., Sr. Sub. Notes
185	9.50%, 5/1/14	152,625
		$396,525
Food/Drug Retailers — 0.3%
	General Nutrition Center, Sr. Notes, Variable Rate, (PIK)
$365	7.584%, 3/15/14	$305,687
	General Nutrition Center, Sr. Sub. Notes
210	10.75%, 3/15/15	177,975
	Rite Aid Corp.
65	10.375%, 7/15/16	56,875
240	7.50%, 3/1/17	183,600
		$724,137
Forest Products — 0.3%
	Georgia-Pacific Corp.
$15	9.50%, 12/1/11	$14,925
	Jefferson Smurfit Corp., Sr. Notes
110	8.25%, 10/1/12	92,400
40	7.50%, 6/1/13	32,600
	NewPage Corp.
285	10.00%, 5/1/12	256,500
190	12.00%, 5/1/13	167,200
	NewPage Corp., Variable Rate
80	9.051%, 5/1/12	72,000
	Verso Paper Holdings, LLC/Verso Paper, Inc.
145	11.375%, 8/1/16	118,175
		$753,800
Healthcare — 0.9%
	Accellent, Inc.
$150	10.50%, 12/1/13	$132,750
	Advanced Medical Optics, Inc., Sr. Sub. Notes
40	7.50%, 5/1/17	35,000
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	178,925
	Biomet, Inc.
320	11.625%, 10/15/17 (6)	323,200
	DJO Finance, LLC
35	10.875%, 11/15/14	33,687
	HCA, Inc.
143	8.75%, 9/1/10	141,570
16	7.875%, 2/1/11	15,520
65	9.125%, 11/15/14	63,375
220	9.25%, 11/15/16	214,500
	MultiPlan Inc., Sr. Sub. Notes
260	10.375%, 4/15/16 (6)	256,100
	National Mentor Holdings, Inc.
170	11.25%, 7/1/14	170,850
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	99,225
	US Oncology, Inc.
145	9.00%, 8/15/12	145,725
290	10.75%, 8/15/14	292,900
		$2,103,327

Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
$105	9.125%, 10/15/15	$108,150
	ESCO Corp., Sr. Notes
80	8.625%, 12/15/13 (6)	78,800
	ESCO Corp., Sr. Notes, Variable Rate
80	6.694%, 12/15/13 (6)	74,000
		$260,950
Insurance — 0.1%
	Alliant Holdings I, Inc.
$55	11.00%, 5/1/15 (6)	$48,125
	Hub International Holdings, Sr. Notes
70	9.00%, 12/15/14 (6)	62,650
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
50	6.679%, 11/15/14 (6)	38,250
		$149,025
Leisure Goods/Activities/Movies — 0.6%
	AMC Entertainment, Inc.
$310	11.00%, 2/1/16	$306,900
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13 (6) (11)	27,037
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	7.383%, 4/1/12 (6) (11)	118,219
	Marquee Holdings, Inc., Sr. Disc. Notes
365	12.00%, 8/15/14	271,012
	Ticketmaster, Sr. Notes
105	10.75%, 8/1/16 (6)	99,225
	Universal City Development Partners, Sr. Notes
145	11.75%, 4/1/10	140,469
	Universal City Florida Holdings, Sr. Notes, Variable Rate
550	7.551%, 5/1/10	519,750
		$1,482,612
Lodging and Casinos — 0.9%
	Buffalo Thunder Development Authority
$265	9.375%, 12/15/14 (6)	$112,625
	CCM Merger, Inc.
180	8.00%, 8/1/13 (6)	147,150
	Chukchansi EDA, Sr. Notes, Variable Rate
150	6.328%, 11/15/12 (6)	121,875
	Eldorado Casino Shreveport (PIK)
44	10.00%, 8/1/12	42,631
	Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15 (6)	72,675
	Greektown Holdings, LLC, Sr. Notes
60	10.75%, 12/1/13 (4) (6)	41,700
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
85	11.00%, 11/1/12 (6)	58,225
	Inn of the Mountain Gods, Sr. Notes
310	12.00%, 11/15/10	212,350
	Majestic HoldCo, LLC
75	12.50%, (0.00% Until October 2008), 10/15/11 (6)	1,125
	MGM Mirage, Inc.
10	7.50%, 6/1/16	7,350
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	72,675
120	7.125%, 8/15/14	85,800
115	6.875%, 2/15/15	79,925
	OED Corp./Diamond Jo, LLC
203	8.75%, 4/15/12	185,745
	Park Place Entertainment
380	7.875%, 3/15/10	297,350

	Pinnacle Entertainment, Inc., Sr. Sub. Notes
$10	8.25%, 3/15/12	$9,712
75	7.50%, 6/15/15 (6)	55,875
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14 (6)	56,980
	San Pasqual Casino
55	8.00%, 9/15/13 (6)	49,500
	Scientific Games Corp.
30	7.875%, 6/15/16 (6)	28,725
	Seminole Hard Rock Entertainment, Variable Rate
95	5.32%, 3/15/14 (6)	71,725
	Trump Entertainment Resorts, Inc.
35	8.50%, 6/1/15	14,525
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15 (6)	152,625
	Waterford Gaming, LLC, Sr. Notes
164	8.625%, 9/15/14	136,054
	Wynn Las Vegas, LLC
190	6.625%, 12/1/14	162,925
		$2,277,847
Metals-Industrial — 0.1%
	Freeport-McMoran Copper & Gold
$70	8.375%, 4/1/17	$69,053
	Steel Dynamics, Inc., Sr. Notes
110	7.375%, 11/1/12	101,200
		$170,253
Nonferrous Metals/Minerals — 0.3%
	Aleris International, Inc., Sr. Notes
$275	9.00%, 12/15/14	$169,125
	FMG Finance PTY, Ltd.
355	10.625%, 9/1/16 (6)	349,675
	FMG Finance PTY, Ltd., Variable Rate
110	6.811%, 9/1/11 (6)	105,050
		$623,850
Oil and Gas — 1.2%
	Allis-Chalmers Energy, Inc., Sr. Notes
$235	9.00%, 1/15/14	$212,675
	Cimarex Energy Co., Sr. Notes
65	7.125%, 5/1/17	60,125
	Clayton Williams Energy, Inc.
95	7.75%, 8/1/13	83,600
	Compton Pet Finance Corp.
195	7.625%, 12/1/13	172,088
	Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	27,750
	El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	135,605
	Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	70,125
	Forbes Energy Services, Sr. Notes
165	11.00%, 2/15/15	155,100
	OPTI Canada, Inc., Sr. Notes
50	7.875%, 12/15/14	44,500
100	8.25%, 12/15/14	90,000
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	82,875
	Petrohawk Energy Corp., Sr. Notes
435	9.125%, 7/15/13	411,075
65	7.875%, 6/1/15 (6)	56,875
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18 (6)	62,725
	Petroplus Finance, Ltd.
155	7.00%, 5/1/17 (6)	129,425

	Plains Exploration & Production Co.
$95	7.00%, 3/15/17	$83,125
	Sandridge Energy, Inc., Sr. Notes
155	8.00%, 6/1/18 (6)	134,075
	SemGroup L.P., Sr. Notes
290	8.75%, 11/15/15 (6) (11)	30,450
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	26,250
	Stewart & Stevenson, LLC, Sr. Notes
225	10.00%, 7/15/14	198,000
	United Refining Co., Sr. Notes
470	10.50%, 8/15/12	406,550
	VeraSun Energy Corp.
55	9.875%, 12/15/12	39,875
		$2,712,868
Publishing — 0.5%
	Dex Media West/Finance, Series B
$97	9.875%, 8/15/13	$60,383
	Harland Clarke Holdings
70	9.50%, 5/15/15	50,050
	Laureate Education, Inc.
45	10.00%, 8/15/15 (6)	38,475
	Laureate Education, Inc., (PIK)
488	10.25%, 8/15/15 (6)	405,646
	Nielsen Finance, LLC
310	10.00%, 8/1/14	296,050
75	12.50%, (0.00% until 2011), 8/1/16	49,125
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
320	9.00%, 2/15/17	182,400
		$1,082,129
Radio and Television — 0.1%
	LBI Media, Inc., Sr. Disc. Notes,
$80	11.00%, (0.00% until October 2008),10/15/13	$60,400
	Rainbow National Services, LLC, Sr. Sub. Debs.
80	10.375%, 9/1/14 (6)	82,000
		$142,400
Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
$100	7.50%, 3/1/14	$89,000
	Kansas City Southern, Sr. Notes
155	7.625%, 12/1/13	148,800
100	7.375%, 6/1/14	96,000
105	8.00%, 6/1/15	103,950
		$437,750
Retailers (Except Food and Drug) — 1.0%
	Amscan Holdings, Inc., Sr. Sub. Notes
$220	8.75%, 5/1/14	$179,300
	GameStop Corp.
660	8.00%, 10/1/12	666,600
	Neiman Marcus Group, Inc.
260	9.00%, 10/15/15	219,050
650	10.375%, 10/15/15	547,625
	Sally Holdings, LLC
20	9.25%, 11/15/14	18,950
	Sally Holdings, LLC, Sr. Notes
310	10.50%, 11/15/16	296,050
	Toys “R” Us
125	7.375%, 10/15/18	81,875
	Yankee Acquisition Corp., Series B
295	8.50%, 2/15/15	215,350
		$2,224,800

Steel — 0.1%
	RathGibson, Inc., Sr. Notes
$240	11.25%, 2/15/14	$219,600
		$219,600
Surface Transport — 0.0%
	CEVA Group, PLC, Sr. Notes
$110	10.00%, 9/1/14 (6)	$106,150
		$106,150
Technology — 0.0%
	Amkor Technologies Inc., Sr. Notes
$20	7.125%, 3/15/11	18,075
30	7.75%, 5/15/13	25,763
95	9.25%, 6/1/16	80,275
		$124,113
Telecommunications — 1.0%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$120	10.125%, 6/15/13	$119,400
	Digicel Group, Ltd., Sr. Notes
255	9.25%, 9/1/12 (6)	253,725
367	9.125%, 1/15/15 (6)	309,198
	Intelsat Bermuda, Ltd.
355	11.25%, 6/15/16	347,013
	Nortel Networks, Ltd.
285	10.75%, 7/15/16 (6)	175,988
	Qwest Communications International, Inc.
350	7.50%, 2/15/14	304,500
	Qwest Corp.
110	7.50%, 10/1/14	95,700
	Qwest Corp., Sr. Notes
145	7.625%, 6/15/15	126,875
	Qwest Corp., Sr. Notes, Variable Rate
475	6.069%, 6/15/13	406,125
	Windstream Corp., Sr. Notes
105	8.125%, 8/1/13	100,275
30	8.625%, 8/1/16	27,825
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
50	11.00%, 12/1/17 (6)	28,250
		$2,294,874
Utilities — 0.4%
	AES Corp., Sr. Notes
$8	8.75%, 5/15/13 (6)	$8,080
	Dynegy Holdings, Inc., Sr. Notes
15	7.75%, 6/1/19	12,075
	Edison Mission Energy, Sr. Notes
15	7.50%, 6/15/13	14,475
	Energy Future Holdings, Sr. Notes
50	10.875%, 11/1/17 (6)	45,375
	NGC Corp.
205	7.625%, 10/15/26	150,675
	NRG Energy, Inc.
85	7.25%, 2/1/14	79,050
190	7.375%, 1/15/17	173,375
	NRG Energy, Inc., Sr. Notes
65	7.375%, 2/1/16	58,663
	Orion Power Holdings, Inc., Sr. Notes
350	12.00%, 5/1/10	341,250
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	7,550
	Texas Competitive Electric Holdings Co., LLC, Series A, Sr. Notes
15	10.25%, 11/1/15 (6)	13,613
	Texas Competitive Electric Holdings Co., LLC, Series B, Sr. Notes
95	10.25%, 11/1/15 (6)	86,213
		$990,394
Total Corporate Bonds & Notes (identified cost $34,160,761)		$29,500,900

Asset Backed Securities — 1.3%

Principal Amount (000’s omitted)	Security	Value
$500	Alzette European CLO SA, Series 2004-1A, Class E2, 9.32%, 12/15/20 (6) (7)	$423,200
380	Avalon Capital Ltd. 3, Series 1A, Class D, 4.761%, 2/24/19 (6) (7)	223,782
500	Babson Ltd., Series 2005-1A, Class C1, 4.741%, 4/15/19 (6) (7)	270,900
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 4.841%, 1/15/19 (6) (7)	279,300
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 5.253%, 8/11/16 (6) (7)	305,450
500	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 8.315%, 3/8/17 (7)	322,050
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 7.539%, 7/17/19 (7)	251,000
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 7.96%, 3/25/20 (6) (7)	486,900
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 4.55%, 4/25/21 (6) (7)	484,700
Total Asset Backed Securities (identified cost $5,346,710)		$3,047,282

Convertible Bonds — 0.1%

Principal Amount (000’s ommited)	Security	Value
Aerospace and Defense — 0.1%
$170,000	L-3 Communications Corp., 3.00%, 8/1/35 (6)	$186,362
Total Convertible Bonds (identified cost $171,745)		$186,362

Common Stocks — 0.1%

Shares	Security	Value
Automotive — 0.0%
10,443	Hayes Lemmerz International (8)	$28,509
		$28,509
Cable/Satellite TV — 0.0%
54	Time Warner Cable, Inc., Class A (8)	$1,307
		$1,307
Lodging and Casinos — 0.0%
289	Shreveport Gaming Holdings, Inc. (3)	$4,769
7,372	Trump Entertainment Resorts, Inc. (8)	8,994
		$13,763
Telecommunications — 0.1%
2,959	American Tower Corp., Class A (8)	$106,435
		$106,435
Total Common Stocks (identified cost $210,174)		$150,014

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
35	Hayes Lemmerz International, Series A, Convertible (8) (9)	$655
		$655
Chemicals and Plastics — 0.0%
15	Key Plastics, LLC, Series A (3) (8) (9)	$0.00
		$0.00
Oil and Gas — 0.0%
474	Chesapeake Energy Corp., 4.50%, Convertible	$47,163
		$47,163

Telecommunications — 0.0%
1,783	Crown Castle International Corp., 6.25% (PIK), Convertible	$76,223
		$76,223
Total Preferred Stocks (identified cost $145,234)		$124,041

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
270,000	Adelphia, Inc., Escrow Certificate (8)	$12,150
261,268	Adelphia Recovery Trust (8)	7,838
Total Miscellaneous (identified cost $252,930)		$19,988

Closed-End Investment Companies — 2.0%

Shares	Security	Value
17,436	BlackRock Floating Rate Income Strategies Fund, Inc.	$191,796
9,908	BlackRock Floating Rate Income Strategies Fund II, Inc.	111069
8,345	BlackRock Global Floating Rate Income Trust Fund	92,629
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	11,916
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	2,096,228
296,293	ING Prime Rate Trust	1,285,912
5,140	LMP Corporate Loan Fund, Inc.	41,891
23,301	Nuveen Floating Rate Income Fund	178,719
3,401	Nuveen Floating Rate Income Opportunity Fund	25,678
11,375	Nuveen Senior Income Fund	54,031
55	PIMCO Floating Rate Income Fund	553
647	PIMCO Floating Rate Strategy Fund	6,147
117	Pioneer Floating Rate Trust	1,171
136,255	Van Kampen Senior Income Trust	555,920
Total Closed-End Investment Companies (identified cost $7,439,831)		$4,653,660

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Cash Management Portfolio, 2.18% (10)	3,686	$3,685,957
Total Short-Term Investments (identified cost $3,685,957)		$3,685,957
Total Investments — 183.4% (identified cost $510,044,688)		$430,473,357
Less Unfunded Loan Commitments — (0.5)%		$(1,199,170)
Net Investments — 182.9% (identified cost $508,845,518)		$429,274,187
Other Assets, Less Liabilities — (36.0)%		$(84,435,352)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (46.9)%		$(110,065,859)
Net Assets Applicable to Common Shares— 100.0%		$234,772,976

DIP	—	Debtor in Possession
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
EUR	—	Euro
GBP	—	British Pound Sterling
*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after September 30, 2008, at which time the interest rate will be determined.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(5)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of the securities is $8,795,049 or 3.7% of the Trust’s net assets.

(7)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2008.
(8)		Non-income producing security.
(9)		Restricted security.
(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $16,110.

(11)		Issuer is in default and security is currently not accruing interest.

A summary of financial instruments at September 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
10/31/08	British Pound Sterling 4,234,602	United States Dollar 7,566,195	$239,235
10/31/08	Euro 15,818,887	United States Dollar 22,287,380	839,832
			$1,079,067

At September 30, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$508,624,822
Gross unrealized appreciation	$565,094
Gross unrealized depreciation	(79,915,729)
Net unrealized depreciation	$(79,350,635)

Restricted Securities

At September 30, 2008, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Preferred Stocks
Hayes Lemmerz International, Series A, Convertible	6/04/03	35	$1,750	$655
Key Plastics, LLC, Series A	4/26/01	15	15,000	0
Total			$16,750	$655

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$8,620,399	$1,079,067
Level 2	Other Significant Observable Inputs	419,906,977	—
Level 3	Significant Unobservable Inputs	746,811	—
Total		$429,274,187	$1,079,067

*Other financial instruments are forwards not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments In Securities
Balance as of June 30, 2008	$544,100
Change in net unrealized appreciation (depreciation)	25,913
Net purchases (sales)	(1,182)
Accrued discount (premium)	(220)
Net transfer to (from) Level 3	178,200
Balance as of September 30, 2008	$746,811

Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.  Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Trust may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 15, 2008